Investment Objectives and Goals	Nov. 24, 2025
Rockefeller Opportunistic Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	ROCKEFELLER OPPORTUNISTIC MUNICIPAL BOND ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income exempt from federal income tax and to seek long-term capital appreciation.
Rockefeller California Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	ROCKEFELLER CALIFORNIA MUNICIPAL BOND ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income exempt from U.S. federal and California state income tax.
Rockefeller New York Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	ROCKEFELLER NEW YORK MUNICIPAL BOND ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide income exempt from Federal and New York state income taxes.
Rockefeller U.S. Small-Mid Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	ROCKEFELLER U.S. SMALL-MID CAP ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term growth of capital.
Rockefeller Global Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	ROCKEFELLER GLOBAL EQUITY ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term growth of capital.